STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
Assumptions used valuing the warrants
Risk free interest rate (annual)	0.61% to 0.82%
Expected volatility	86%
Expected life	3 Years
Assumed dividends	none

Summary of the outstanding stock options

A summary of the Company’s outstanding stock options as of September 30, 2013 and changes during the period then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	35,298,000	$0.46	9.11
Granted	350,000	0.42	3.83
Exercised	—	—	—
Forfeited	(2,248,000)	1.30	7.00
Cancelled	—	—	—
Balance at September 30, 2013	33,400,000	0.40	8.43
Options exercisable at end of period	31,600,000	$0.40
Options expected to vest through December 31, 2014	1,800,000
Weighted average fair value of options granted during the period		$0.25

Summary of the outstanding stock warrants

A summary of the Company’s outstanding stock warrants as of September 30, 2013 and changes during the period then ended are presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	16,255,779	$0.54	2.42
Granted	13,435,590	0.40	3.00
Cancelled	(3,446,748)	0.65	0.14
Forfeited	—	—	—
Exercised	—	—	—
Balance at September 30, 2013	26,244,621	$0.45	2.47

Warrants exercisable at September 30, 2013	26,244,621	$0.45	2.47

Weighted average fair value of warrants granted during the period		$0.17

Risk free interest rate (annual)	0.27%
Expected volatility	112%
Expected life	2 Years
Assumed dividends	none